Non-controlling interests - Summarised Financial Information of ViiV Healthcare Group and GSK Consumer Healthcare Joint Venture (Detail) - GBP (£) £ in Millions		12 Months Ended
	May 03, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018
Disclosure of noncontrolling interests [line items]
Total comprehensive income/(expense) for the year attributable to non-controlling interests		£ 4,300	£ 2,882	£ 2,024
Non-controlling interests in the Consolidated balance sheet		(688)	3,557
Turnover		30,821	30,186	27,889
Profit/(loss) after taxation		423	637	150
Other comprehensive (expense)/income		254	713	962
Total comprehensive (expense)/income		422	488	753
Non-current assets		41,139	40,474
Current assets		16,927	15,907
Total assets		58,066	56,381
Current liabilities		(22,491)	(26,569)
Non-current liabilities		(31,903)	(26,323)
Total liabilities		(54,394)	(52,892)
Net assets		3,672	3,489		£ 3,474
Net cash inflow from operating activities		8,421	6,918	6,497
Net cash inflow/(outflow) from investing activities		(1,553)	(1,443)	(1,269)
Net cash outflow from financing activities		(6,389)	(6,380)	(6,392)
ViiV healthcare [member]
Disclosure of noncontrolling interests [line items]
Total comprehensive income/(expense) for the year attributable to non-controlling interests		254	187	(83)
Dividends paid to non-controlling interests		332	316	152
Non-controlling interests in the Consolidated balance sheet		(543)	(476)
Turnover		4,665	4,269	3,527
Profit/(loss) after taxation		560	825	(1,249)
Other comprehensive (expense)/income		19	20	36
Total comprehensive (expense)/income		579	845	(1,213)
Non-current assets		2,787	2,736
Current assets		2,643	2,533
Total assets		5,430	5,269
Current liabilities		(2,638)	(2,409)
Non-current liabilities		(8,895)	(8,011)
Total liabilities		(11,533)	(10,420)
Net assets		(6,103)	(5,151)
Net cash inflow from operating activities		2,212	2,132	1,750
Net cash inflow/(outflow) from investing activities		(237)	(207)	(326)
Net cash outflow from financing activities		(1,982)	(1,820)	(1,023)
(Decrease)/increase in cash and bank overdrafts in the year		(7)	105	401
Consumer health care joint venture [member]
Disclosure of noncontrolling interests [line items]
Total comprehensive income/(expense) for the year attributable to non-controlling interests		111	296	730
Dividends paid to non-controlling interests		183	420	346
Non-controlling interests in the Consolidated balance sheet		£ 0	3,631
Turnover	£ 2,306		7,003	6,530
Profit/(loss) after taxation	7		1,211	660
Other comprehensive (expense)/income	(79)		(387)	1,640
Total comprehensive (expense)/income	(72)		824	2,300
Non-current assets			12,771
Current assets			3,282
Total assets			16,053
Current liabilities			(2,675)
Non-current liabilities			(1,537)
Total liabilities			(4,212)
Net assets			11,841
Net cash inflow from operating activities	65		883	1,496
Net cash inflow/(outflow) from investing activities	442		270	(537)
Net cash outflow from financing activities	(504)		(1,194)	(980)
(Decrease)/increase in cash and bank overdrafts in the year	£ 3		£ (41)	£ (21)